COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)						1 Months Ended						3 Months Ended		12 Months Ended
	Feb. 03, 2026	Aug. 12, 2025	Mar. 15, 2025	Mar. 03, 2025	Dec. 15, 2024	Apr. 17, 2026	Feb. 28, 2026	Feb. 17, 2026	Apr. 15, 2025	Mar. 31, 2025	Jan. 24, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 28, 2025	Oct. 31, 2024	Jan. 01, 2024	Sep. 01, 2023
Other Commitments [Line Items]
Rent expenses												$ 130,753	$ 102,751	$ 542,879	$ 294,611
Relocation costs														51,723	0
Grant income												24,000	40,000	163,723	0
Loss from misappropriation of assets												395,033	0
Due from shareholder												1,526,126		0
Short-term investments - restricted												713,279		0
Rick Svetkoff [Member]
Other Commitments [Line Items]
Damages sought												26,000,000
Loss from misappropriation of assets												395,033
Due from shareholder												1,526,126
Amount due from shareholder for which recovery is being pursued												1,921,159
Funds withdrawn and not returned										$ 5,788
Rental payments for a residential property							$ 19,502
Assets transferred to separate account	$ 500,000
Rick Svetkoff [Member] | RLB Aviation, Inc [Member]
Other Commitments [Line Items]
Assets transferred to separate account								$ 1,395,869
Consultant [Member]
Other Commitments [Line Items]
Obligation to issue options		100,000																	100,000
Number of contingent options																			150,000
Number of restricted stock units granted		100,000
Fair value of share based awards granted		$ 359,000
Chief Financial Officer (CFO) [Member]
Other Commitments [Line Items]
Obligation to issue options		250,000																100,000
Number of contingent options																		150,000
Number of restricted stock units granted		750,000
Fair value of share based awards granted		$ 2,692,500
Midland Economic Development Agreement [Member]
Other Commitments [Line Items]
Rent expenses												24,000	40,000	112,000
Proceeds from advances received												413,000	0
Relocation costs														51,723
Grant income												24,000	$ 40,000	163,723
Grant income payable												743,967		354,967	0
Aerovision Aircraft Acquisition Agreement [Member]
Other Commitments [Line Items]
Initial deposit advance																$ 5,000,000	$ 5,000,000
Purchase commitment amount			$ 5,000,000	$ 2,500,000	$ 5,000,000				$ 5,000,000		$ 2,500,000
Contractual obligation												20,000,000		20,000,000
Deposits to Aerovision												5,150,000		$ 5,150,000	$ 150,000
Mountain Ci Holdings Ltd [Member]
Other Commitments [Line Items]
Damages sought						$ 610,000
Starfighters International, Inc. (Florida) [Member]
Other Commitments [Line Items]
Restricted cash												684,758
Short-term investments - restricted												503,286
Starfighters International, Inc. (Texas) [Member]
Other Commitments [Line Items]
Restricted cash												539
Short-term investments - restricted												$ 209,993